RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

31. RELATED PARTY TRANSACTIONS

a.     Nature of relationships and accounts or transactions with related parties

Details of the nature of relationships and accounts or transactions with significant related parties are as follows:

Related parties	Nature of relationships	Nature of accounts or transactions
The Government
Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MCDA	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
State-owned enterprises
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
PT Garuda Indonesia (Persero) (“Garuda Indonesia”)	Entity under common control	Internet and data service revenues and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, and consultant expenses
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, loan, consultant expenses, medical expenses, and financing
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, cash in bank, time deposits, and loan
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electrical utility expenses
Indonesia Financial Group	Entity under common control	Property and equipment insurance expenses and personal insurance expenses
Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
BTN	Entity under common control	Cash in bank and time deposits
BSI	Entity under common control	Cash in bank, time deposits, and loan
BJB	Entity under common control	Time deposits
BPD	Entity under common control	Time deposits
PT Omni Inovasi Indonesia Tbk. (“Omni Inovasi Indonesia”)	Associated company	Distribution of SIM cards and pulse reload voucher
PT Fintek Karya Nusantara (“Finarya”)	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Indonusa	Associated company	Internet and data service revenues and other telecommunication service revenues
PT Kereta Cepat Indonesia China (“KCIC”)	Other related entity	Other telecommunication service revenues
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

The outstanding balances of trade receivables and payables as of December 31, 2024 and 2025 are unsecured and interest-free and the settlement is expected to occur in cash. There have been no guarantees provided or received for any related party receivables or payables. The Group recorded an increase (decrease) in impairment loss from trade receivables of related party amounted to Rp91 billion, (Rp42) billion, and (Rp7) billion for the years ended December 31, 2023, 2024, and 2025, respectively.

b.Significant transactions with related parties

The following table presents significant transactions with related parties:

	2023		2024		2025
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority stockholder
Ministry of Finance	174	0.12	234	0.16	387	0.26
Entities under common control
Indosat	2,195	1.47	2,209	1.47	2,392	1.63
Government Agencies	3,235	2.17	2,506	1.67	2,292	1.56
BNI	509	0.34	531	0.35	586	0.40
Pertamina	755	0.51	488	0.33	573	0.39
MCDA	516	0.35	884	0.59	472	0.32
Bank Mandiri	156	0.10	308	0.21	243	0.17
BRI	190	0.13	228	0.15	184	0.13
Garuda Indonesia	67	0.04	57	0.04	105	0.07
Others (each below Rp100 billion)	939	0.64	373	0.25	287	0.20
Sub-total	8,562	5.75	7,584	5.06	7,134	4.87
Associated companies	8	0.01	0	0.00	0	0.00
Other related entities
KCIC	87	0.06	357	0.24	103	0.07
Others	43	0.03	47	0.03	49	0.03
Sub-total	130	0.09	404	0.27	152	0.10
Total	8,874	5.97	8,222	5.49	7,673	5.23

	2023		2024		2025
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses
Entities under common control
MCDA	10,300	9.73	10,689	9.80	10,711	9.55
PLN	2,602	2.46	2,779	2.55	2,905	2.59
Indosat	566	0.53	644	0.59	712	0.63
Indonesia Financial Group	198	0.19	183	0.17	137	0.12
Government agencies	144	0.14	114	0.10	110	0.10
Others (each below Rp100 billion)	524	0.49	262	0.23	239	0.21
Sub-total	14,334	13.54	14,671	13.44	14,814	13.20
Associated companies	126	0.12	109	0.10	98	0.09
Other related entities
Padi UMKM	561	0.53	508	0.47	388	0.35
Others	94	0.09	77	0.07	61	0.05
Sub-total	655	0.62	585	0.54	449	0.40
Total	15,115	14.28	15,365	14.08	15,361	13.69

	2023		2024		2025
		% of total		% of total		% of total
		finance		finance		finance
	Amount	income	Amount	income	Amount	income
Finance income
Entities under common control
State-owned banks	312	29.41	371	27.14	346	20.83
Government agencies	56	5.28	58	4.24	61	3.67
Total	368	34.69	429	31.38	407	24.50

	2023		2024		2025
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	5	0.11	1	0.02	—	—
Entities under common control
State-owned banks	1,111	23.68	1,329	25.45	1,400	26.88
Sarana Multi Infrastruktur	74	1.58	8	0.15	—	—
Sub-total	1,185	25.26	1,337	25.60	1,400	26.88
Total	1,190	25.37	1,338	25.62	1,400	26.88

	2023		2024		2025
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Finarya	159	0.11	100	0.07	76	0.05
Omni Inovasi Indonesia	467	0.32	371	0.25	—	—
Total	626	0.43	471	0.32	76	0.05

	2024		2025
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipment
Entities under common control	29	0.12	48	0.20
Total	29	0.12	48	0.20

c.   Balance of accounts with related parties

The following table presents significant transactions with related parties:

	2024		2025
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	27,840	9.57	28,596	9.95
Other current financial assets (Note 5)	1,036	0.36	643	0.22
Trade receivables (Note 6)	3,005	1.03	2,630	0.92
Contract assets
Majority stockholder
Ministry of Finance	16	0.01	94	0.03
Entities under common control
Government agencies	327	0.11	371	0.13
Others (each below Rp100 billion)	257	0.09	308	0.11
Sub-total	584	0.20	679	0.24
Associated companies	1	0.00	1	0.00
Other related entities	3	0.00	5	0.00
Total	604	0.21	779	0.27
Other current assets
Entities under common control
MCDA	6,028	2.07	6,148	2.14
Others (each below Rp100 billion)	133	0.05	143	0.05
Sub-total	6,161	2.12	6,291	2.19
Associated companies	2	0.00	2	0.00
Other related entities	6	0.00	9	0.00
Total	6,169	2.12	6,302	2.19
Other non-current assets
Entities under common control
MCDA	1,594	0.55	1,201	0.42
Others	13	0.00	7	0.00
Total	1,607	0.55	1,208	0.42

	2024		2025
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	17	0.01	7	0.01
Entities under common control
MCDA	2,631	1.92	2,484	1.81
Indosat	212	0.15	200	0.15
BNI	170	0.12	114	0.08
Others (each below Rp100 billion)	151	0.11	170	0.12
Sub-total	3,164	2.30	2,968	2.16
Associated companies	20	0.01	3	0.00
Other related entities	60	0.04	80	0.06
Total	3,261	2.36	3,058	2.23

Accrued expenses
Entities under common control
PLN	167	0.12	249	0.18
State-owned banks	81	0.06	58	0.04
Others	42	0.03	31	0.02
Sub-total	290	0.21	338	0.24
Associated companies	1	0.00	7	0.01
Total	291	0.21	345	0.25

	2024		2025
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Ministry of Finance	90	0.07	58	0.04
Entities under common control
Government agencies	672	0.49	833	0.61
MCDA	259	0.19	247	0.18
Pertamina	53	0.04	138	0.10
BRI	155	0.11	128	0.09
Others (each below Rp100 billion)	267	0.18	433	0.31
Sub-total	1,406	1.01	1,779	1.29
Associated companies	7	0.01	5	0.00
Other related entities
KCIC	1,113	0.81	1,023	0.74
Others	3	0.00	8	0.01
Sub-total	1,116	0.81	1,031	0.75
Total	2,619	1.90	2,873	2.08

Short-term bank loans (Note 19)	5,554	4.05	1,490	1.08
Long-term bank loans (Note 20b)	15,943	11.62	22,717	16.51

d.   Significant agreements with related parties

i.    The Government

The Company obtained two-step loans from the Government (Note 20a).

ii.    Indosat

The Company has an agreement with Indosat to provide international telecommunications services to the public.

The Company has also entered into an interconnection agreement between the Company’s fixed line network (Public Switched Telephone Network or “PSTN”) and Indosat’s Global System for Mobile ("GSM”) cellular telecommunication network in connection with the implementation of Indosat Multimedia Mobile services and the settlement of related interconnection rights and obligations.

The Company also has an agreement with Indosat for the interconnection of Indosat's GSM mobile cellular telecommunication network with the Company's PSTN, which enable each party’s customers to make domestic calls between Indosat’s GSM mobile network and the Company’s fixed line network, as well as enabling Indosat’s mobile customers to access the Company’s International Direct Dialing (“IDD”) service by dialing “007”.

Indosat's owner, Ooredoo, has merged with Tri, CK Hutchison Holdings (“CKHH”) by merging their companies into Indosat Ooredoo Hutchison. With this merger and the latest MoCI Regulation No. 5 of 2021, the Company has amended the interconnection cooperation agreement for fixed-line networks (local, Sambungan Langsung Jarak Jauh ("SLJJ"), and international) and mobile networks on May 30, 2023 in order to implement cost-based tariff obligations based on the 2014 Interconnection Offering Document.

The Company also provides leased lines to Indosat and its subsidiaries, namely PT Aplikanusa Lintasarta (“Lintasarta”). The leased lines can be used by these companies for telephone, telegraph, data, telex, facsimile, or other telecommunication services.

e.   Remuneration of key management and supervisory personnel

Key management personnel consists of the Board of Directors of the Company and supervisory personnel consists of the Board of Commissioners.

The Company provides remuneration in the form of salaries or honorarium and facilities to support the governance and oversight duties of the Board of Commissioners along with the leadership and management duties of the Board of Directors. Total of such remuneration is as follows:

	2023		2024		2025
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	475	0.45	504	0.46	579	0.52
Board of Commissioners	179	0.17	176	0.14	48	0.04

The amounts disclosed in the table above are amounts recognized as general and administration expense during the reporting periods.